Events After The Reporting Period - Additional Information (Detail)					6 Months Ended		12 Months Ended
	Jul. 29, 2022 USD ($) CAD ($) $ / shares	Jul. 06, 2022 CAD ($) $ / shares	May 06, 2022 CAD ($)	Mar. 28, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 CAD ($)	May 05, 2022 USD ($)	Jan. 17, 2022 CAD ($)	Dec. 31, 2020 CAD ($)
Events After The Reporting Period [Line Items]
Promissory notes issued							$ 22,295,710			$ 19,534,988
Asset Care Initialization [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue					$ 2,037,014
AssetCare Solutions [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue					534,662
Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Commitments Income Based Payment sharing ratio				50/50
Commitments project term				20 years
Warrant liability									$ 195,066
Electric Vehicle [Member] | Accommodation Agreement [Member]
Events After The Reporting Period [Line Items]
Financial covenants terms			There are no financial covenants under the Accommodation Agreement and the Company is no longer required to maintain the previous financial covenants.
Disposal of major subsidiary [member] | Technology Continuation Agreement [Member]
Events After The Reporting Period [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 6
Contract modification revenue reversal [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue					$ 2,571,676
Share capital and equity awards [Member] | Restricted Share Units [Member]
Events After The Reporting Period [Line Items]
Number of other equity instruments expired in share-based payment arrangement	161,300
Weighted average exercise price of other equity instruments expired in share-based payment arrangement | $ / shares	$ 151,550
Share capital and equity awards [Member] | Warrants [Member]
Events After The Reporting Period [Line Items]
Number of other equity instruments expired in share-based payment arrangement		525,114			19,318
Weighted average exercise price of other equity instruments expired in share-based payment arrangement | $ / shares		$ 14.25				$ 15
Promissory Note [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued				$ 5,000,000
Promissory Note [Member] | Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued				$ 15,000,000
Borrowings, maturity				March 31, 2025
Borrowings, interest rate				10.00%
Promissory Note [Member] | Additional Funding [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued								$ 10,000,000
Term Loan [Member] | Accommodation Agreement [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity							October 31, 2022
Repayments of current borrowings including penalty and accommodation fee			$ 2,044,086
Term Loan [Member] | Electric Vehicle [Member] | Bottom of range [member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate			6.85%
Term Loan [Member] | Electric Vehicle [Member] | Top of range [member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate			9.50%